Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,344,201,685	R$ 3,579,124,453
Assets, fair value	46,199,796	23,733,466
Liabilities, notional amount	3,692,719,383	3,105,052,651
Liabilities, fair value	(40,047,687)	(24,785,416)
Net, fair value	6,152,109	(1,051,950)
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	825,780,642	403,391,373
Liabilities, fair value	(14,000,255)	(3,448,067)
Swap contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	762,360,740	403,391,373
Liabilities, fair value	(7,667,588)	(3,448,067)
Swap contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	48,091,014	0
Liabilities, fair value	(2,332,909)	0
Swap contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	13,399,986	0
Liabilities, fair value	(3,795,336)	0
Swap contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,928,902	0
Liabilities, fair value	(204,422)	0
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	28,290,772	82,074,317
Liabilities, fair value	(2,083,292)	(2,705,166)
Forward contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	10,619,439	21,686,959
Liabilities, fair value	(458,560)	(1,945,473)
Forward contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	17,671,333	60,387,358
Liabilities, fair value	(1,624,732)	(759,693)
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	758,053,043	392,133,687
Assets, fair value	21,743,021	3,883,112
Swap contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	48,173,431	6,446,652
Assets, fair value	2,336,907	611,709
Swap contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	708,886,668	367,589,959
Assets, fair value	19,137,399	1,863,359
Swap contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	922,307	17,870,871
Assets, fair value	261,229	1,363,195
Swap contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	70,637	226,205
Assets, fair value	7,486	44,849
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	24,701,643	125,343,466
Assets, fair value	2,692,354	2,889,964
Forward contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	10,619,439	24,577,713
Assets, fair value	458,560	2,548,129
Forward contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	14,082,204	100,765,753
Assets, fair value	2,233,794	341,835
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	22,759,253	8,005,705
Assets, fair value	3,003,675	977,441
Futures contract [member] | Interest [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	9,856,454	4,887,109
Assets, fair value	1,456,514	972,355
Futures contract [member] | Interest [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	91,070,059	35,365,170
Assets, fair value	(451,014)	(560,676)
Futures contract [member] | Foreign exchange [Domain] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	433,824	387,663
Assets, fair value	1,264	908
Futures contract [member] | Foreign exchange [Domain] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	17,679,727	43,572
Assets, fair value	(50,786)	(131)
Futures contract [member] | Shares [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	4,011,021	3,520
Assets, fair value	545,439	0
Futures contract [member] | Shares [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	201,459,785	274,874,389
Assets, fair value	(997,705)	(99,779)
Futures contract [member] | Commodities [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	8,457,954	2,727,413
Assets, fair value	1,000,458	4,178
Futures contract [member] | Commodities [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	86,833,282	1,019,947
Assets, fair value	(430,031)	(1,498)
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,538,687,746	3,053,641,595
Assets, fair value	18,760,746	15,982,949
Option contract [member] | Interest [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,528,806,657	3,019,606,208
Assets, fair value	17,978,224	15,593,786
Option contract [member] | Interest [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,440,966,741	2,278,678,906
Assets, fair value	(15,167,264)	(13,820,730)
Option contract [member] | Foreign exchange [Domain] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	9,565,942	14,346,184
Assets, fair value	714,593	520
Option contract [member] | Foreign exchange [Domain] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	175,548	9,308,549
Assets, fair value	(526,549)	(123,346)
Option contract [member] | Shares [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	313,605	18,780,035
Assets, fair value	67,766	385,921
Option contract [member] | Shares [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	459,335	20,296,428
Assets, fair value	(6,340,766)	(4,026,023)
Option contract [member] | Commodities [Member] | Purchase commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	1,542	909,168
Assets, fair value	163	2,722
Option contract [member] | Commodities [Member] | Commitment to sell [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,492	0
Assets, fair value	R$ (25)	R$ 0